September 8, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	PRIAC Variable Contract Account A
(File No. 811-21988)

Prudential Retirement Security Annuity II
(File No. 333-145632)

Dear Commissioners:

On behalf of Prudential Retirement Insurance and Annuity Company (“PRIAC”) and PRIAC Variable Contract Account A (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2009 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual report with respect to the following specific portfolios: Advanced Series Trust (“AST”) Academic Strategies Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio.

3.	Filer/Entity:	Advanced Series Trust
	Registration No.:	811-05186
	CIK No.	0000814679
	Accession No.:	0001193125-09-187685
	Date of Filing:	2009-09-04

If you have any questions regarding this filing, please contact me at (732) 482-6897.

Sincerely,
/s/ Adam Scaramella
Adam Scaramella Vice President & Corporate Counsel